Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,127,716,751.25
Previously Paid Amount	0.00
Total Fee Amount	155,737.68
Total Offset Amount	0.00
Net Fee	$ 155,737.68
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A